State Specific Municipal Money Market Funds

Michigan Municipal Money Market Fund

Ohio Municipal Money Market Fund

(Reserve Shares)

(each a series of JPMorgan Trust II)

Supplement dated September 28, 2005 to the Prospectus dated February 19, 2005

In the Fund Summary section, the following information should be added after the performance information for each Fund:

Michigan Municipal Money Market Fund Reserve Shares	The Fund’s year-to-date total return as of 6/30/05 was 0.77%.
Ohio Municipal Money Market Fund Reserve Shares	The Fund’s year-to-date total return as of 6/30/05 was 0.76%.

In addition, the Annual Fund Operating Expenses Table in the Fund Summary section for each corresponding Fund is hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	MICHIGAN MUNICIPAL MONEY MARKET FUND	OHIO MUNICIPAL MONEY MARKET FUND
Investment Advisory Fees	0.08%	0.08%
Distribution (Rule 12b-1) Fees	0.25%	0.25%
Shareholder Service Fees	0.30%	0.30%
Other Expenses[1]	0.15%	0.15%
Total Annual Fund Operating Expenses	0.78%	0.78%
Fee Waiver and/or Expense Reimbursements[2]	(0.08)%	(0.08)%
Net Expenses	0.70%	0.70%

[1]	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the estimated expenses that would have been incurred if the Administration Agreement with the Administrator had been in effect during the entire most recent fiscal year rather than since February 19, 2005, the effective date of such agreement.

[2]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plans) to 0.70% of the average daily net assets of the Reserve Shares from February 19, 2005 through October 31, 2006.

And under the heading “Examples,” in the Fund Summary section for each corresponding Fund, the information is hereby deleted in its entirety and replaced with the following:

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon Net Expenses shown in the fee and expense table through October 31, 2006 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

FUND NAME	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Michigan Municipal Money Market Fund[1]	$72	$241	$425	$959
Ohio Municipal Money Market Fund[1]	$72	$241	$425	$959

[1]	Without contractual fee waivers, 1 year expenses would be the following:

Michigan Municipal Money Market Fund	$80
Ohio Municipal Money Market Fund	$80

On page 28 of the Prospectus, the table following the carryover paragraph is hereby deleted and replaced with the following:

FUND	CLASS	NET EXPENSE RATIO AS OF 11/1/05	GROSS EXPENSE RATIO AS OF 11/1/05
Michigan Municipal Money Market Fund	RESERVE	0.70%	0.78%
Ohio Municipal Money Market Fund	RESERVE	0.70%	0.78%

On pages 28-29 of the Prospectus, the Annual and Cumulative Expense Examples are hereby deleted and replaced with the following information. These new examples are based on the expense ratios shown above.

MICHIGAN MUNICIPAL MONEY MARKET FUND	RESERVE
YEAR ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2006	$72	5.00%	4.30%	4.30%
October 31, 2007	$83	10.25%	8.70%	4.22%
October 30, 2008	$87	15.76%	13.29%	4.22%
October 31, 2009	$90	21.55%	18.07%	4.22%
October 31, 2010	$94	27.63%	23.05%	4.22%
October 31, 2011	$98	34.01%	28.24%	4.22%
October 30, 2012	$102	40.71%	33.66%	4.22%
October 31, 2013	$106	47.75%	39.30%	4.22%
October 31, 2014	$111	55.13%	45.18%	4.22%
October 31, 2015	$116	62.89%	51.30%	4.22%

OHIO MUNICIPAL MONEY MARKET FUND	RESERVE
YEAR ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2006	$72	5.00%	4.30%	4.30%
October 31, 2007	$83	10.25%	8.70%	4.22%
October 30, 2008	$87	15.76%	13.29%	4.22%
October 31, 2009	$90	21.55%	18.07%	4.22%
October 31, 2010	$94	27.63%	23.05%	4.22%
October 31, 2011	$98	34.01%	28.24%	4.22%
October 30, 2012	$102	40.71%	33.66%	4.22%
October 31, 2013	$106	47.75%	39.30%	4.22%
October 31, 2014	$111	55.13%	45.18%	4.22%
October 31, 2015	$116	62.89%	51.30%	4.22%

2

In the Financial Highlights section, the paragraph is hereby deleted and replaced with the following:

The Financial Highlights tables are intended to help you understand the Funds’ performance for the last five years or the period of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial information audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the representative Fund’s annual report, which is available upon request.

In addition, under the Financial Highlights section, the following financial information is hereby added for each Fund:

	2005		2005
	MICHIGAN MUNICIPAL MONEY MARKET FUND RESERVE SHARES		OHIO MUNICIPAL MONEY MARKET FUND RESERVE SHARES
NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000
Investment Operations:
Net Investment income (Loss)	0.011		0.011
Net realized Gains (Losses) on Investments	0.000		0.000	(A)
Total from Investment Operations	0.011		0.011
Distributions:
Net investment income	(0.011)		(0.011)
NET ASSET VALUE, END OF PERIOD	$1.000		$1.000
Total Return(C)	1.14%		1.14%
RATIOS/SUPPLEMENTARY DATA(D):
Net assets at end of period (000)	$41,308		$82,741
Ratio of net expenses to average net assets	0.72%	(B)	0.71%	(B)
Ratio of net investment income to average net assets	1.10%		1.17%
Ratio of gross expenses to average net assets	0.81%		0.77%

(A)	Amount is less than $0.001.

(B)	Effective February 19, 2005, the contractual expense limitation is 0.70%.

(C)	Not annualized for periods less than one year.

(D)	Annualized for periods less than one year.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

3

State Specific Municipal Money Market Funds

Michigan Municipal Money Market Fund

Ohio Municipal Money Market Fund

(Reserve Shares)

(each a series of JPMorgan Trust II)

Supplement dated September 28, 2005 to the Prospectus dated February 19, 2005

In the Fund Summary section, the following information should be added after the performance information for each Fund:

Michigan Municipal Money Market Fund Reserve Shares	The Fund’s year-to-date total return as of 6/30/05 was 0.77%.
Ohio Municipal Money Market Fund Reserve Shares	The Fund’s year-to-date total return as of 6/30/05 was 0.76%.

In addition, the Annual Fund Operating Expenses Table in the Fund Summary section for each corresponding Fund is hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	MICHIGAN MUNICIPAL MONEY MARKET FUND	OHIO MUNICIPAL MONEY MARKET FUND
Investment Advisory Fees	0.08%	0.08%
Distribution (Rule 12b-1) Fees	0.25%	0.25%
Shareholder Service Fees	0.30%	0.30%
Other Expenses[1]	0.15%	0.15%
Total Annual Fund Operating Expenses	0.78%	0.78%
Fee Waiver and/or Expense Reimbursements[2]	(0.08)%	(0.08)%
Net Expenses	0.70%	0.70%

[1]	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the estimated expenses that would have been incurred if the Administration Agreement with the Administrator had been in effect during the entire most recent fiscal year rather than since February 19, 2005, the effective date of such agreement.

[2]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plans) to 0.70% of the average daily net assets of the Reserve Shares from February 19, 2005 through October 31, 2006.

And under the heading “Examples,” in the Fund Summary section for each corresponding Fund, the information is hereby deleted in its entirety and replaced with the following:

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon Net Expenses shown in the fee and expense table through October 31, 2006 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

FUND NAME	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Michigan Municipal Money Market Fund[1]	$72	$241	$425	$959
Ohio Municipal Money Market Fund[1]	$72	$241	$425	$959

[1]	Without contractual fee waivers, 1 year expenses would be the following:

Michigan Municipal Money Market Fund	$80
Ohio Municipal Money Market Fund	$80

On page 28 of the Prospectus, the table following the carryover paragraph is hereby deleted and replaced with the following:

FUND	CLASS	NET EXPENSE RATIO AS OF 11/1/05	GROSS EXPENSE RATIO AS OF 11/1/05
Michigan Municipal Money Market Fund	RESERVE	0.70%	0.78%
Ohio Municipal Money Market Fund	RESERVE	0.70%	0.78%

On pages 28-29 of the Prospectus, the Annual and Cumulative Expense Examples are hereby deleted and replaced with the following information. These new examples are based on the expense ratios shown above.

MICHIGAN MUNICIPAL MONEY MARKET FUND	RESERVE
YEAR ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2006	$72	5.00%	4.30%	4.30%
October 31, 2007	$83	10.25%	8.70%	4.22%
October 30, 2008	$87	15.76%	13.29%	4.22%
October 31, 2009	$90	21.55%	18.07%	4.22%
October 31, 2010	$94	27.63%	23.05%	4.22%
October 31, 2011	$98	34.01%	28.24%	4.22%
October 30, 2012	$102	40.71%	33.66%	4.22%
October 31, 2013	$106	47.75%	39.30%	4.22%
October 31, 2014	$111	55.13%	45.18%	4.22%
October 31, 2015	$116	62.89%	51.30%	4.22%

OHIO MUNICIPAL MONEY MARKET FUND	RESERVE
YEAR ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2006	$72	5.00%	4.30%	4.30%
October 31, 2007	$83	10.25%	8.70%	4.22%
October 30, 2008	$87	15.76%	13.29%	4.22%
October 31, 2009	$90	21.55%	18.07%	4.22%
October 31, 2010	$94	27.63%	23.05%	4.22%
October 31, 2011	$98	34.01%	28.24%	4.22%
October 30, 2012	$102	40.71%	33.66%	4.22%
October 31, 2013	$106	47.75%	39.30%	4.22%
October 31, 2014	$111	55.13%	45.18%	4.22%
October 31, 2015	$116	62.89%	51.30%	4.22%

2

In the Financial Highlights section, the paragraph is hereby deleted and replaced with the following:

The Financial Highlights tables are intended to help you understand the Funds’ performance for the last five years or the period of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial information audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the representative Fund’s annual report, which is available upon request.

In addition, under the Financial Highlights section, the following financial information is hereby added for each Fund:

	2005		2005
	MICHIGAN MUNICIPAL MONEY MARKET FUND RESERVE SHARES		OHIO MUNICIPAL MONEY MARKET FUND RESERVE SHARES
NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000
Investment Operations:
Net Investment income (Loss)	0.011		0.011
Net realized Gains (Losses) on Investments	0.000		0.000	(A)
Total from Investment Operations	0.011		0.011
Distributions:
Net investment income	(0.011)		(0.011)
NET ASSET VALUE, END OF PERIOD	$1.000		$1.000
Total Return(C)	1.14%		1.14%
RATIOS/SUPPLEMENTARY DATA(D):
Net assets at end of period (000)	$41,308		$82,741
Ratio of net expenses to average net assets	0.72%	(B)	0.71%	(B)
Ratio of net investment income to average net assets	1.10%		1.17%
Ratio of gross expenses to average net assets	0.81%		0.77%

(A)	Amount is less than $0.001.

(B)	Effective February 19, 2005, the contractual expense limitation is 0.70%.

(C)	Not annualized for periods less than one year.

(D)	Annualized for periods less than one year.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

3

State Specific Municipal Money Market Funds

Michigan Municipal Money Market Fund

Ohio Municipal Money Market Fund

(Reserve Shares)

(each a series of JPMorgan Trust II)

Supplement dated September 28, 2005 to the Prospectus dated February 19, 2005

In the Fund Summary section, the following information should be added after the performance information for each Fund:

Michigan Municipal Money Market Fund Reserve Shares	The Fund’s year-to-date total return as of 6/30/05 was 0.77%.
Ohio Municipal Money Market Fund Reserve Shares	The Fund’s year-to-date total return as of 6/30/05 was 0.76%.

In addition, the Annual Fund Operating Expenses Table in the Fund Summary section for each corresponding Fund is hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	MICHIGAN MUNICIPAL MONEY MARKET FUND	OHIO MUNICIPAL MONEY MARKET FUND
Investment Advisory Fees	0.08%	0.08%
Distribution (Rule 12b-1) Fees	0.25%	0.25%
Shareholder Service Fees	0.30%	0.30%
Other Expenses[1]	0.15%	0.15%
Total Annual Fund Operating Expenses	0.78%	0.78%
Fee Waiver and/or Expense Reimbursements[2]	(0.08)%	(0.08)%
Net Expenses	0.70%	0.70%

[1]	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the estimated expenses that would have been incurred if the Administration Agreement with the Administrator had been in effect during the entire most recent fiscal year rather than since February 19, 2005, the effective date of such agreement.

[2]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plans) to 0.70% of the average daily net assets of the Reserve Shares from February 19, 2005 through October 31, 2006.

And under the heading “Examples,” in the Fund Summary section for each corresponding Fund, the information is hereby deleted in its entirety and replaced with the following:

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon Net Expenses shown in the fee and expense table through October 31, 2006 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

FUND NAME	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Michigan Municipal Money Market Fund[1]	$72	$241	$425	$959
Ohio Municipal Money Market Fund[1]	$72	$241	$425	$959

[1]	Without contractual fee waivers, 1 year expenses would be the following:

Michigan Municipal Money Market Fund	$80
Ohio Municipal Money Market Fund	$80

On page 27 of the Prospectus, the table at the top of the page is hereby deleted and replaced with the following:

FUND	CLASS	NET EXPENSE RATIO AS OF 11/1/05	GROSS EXPENSE RATIO AS OF 11/1/05
Michigan Municipal Money Market Fund	RESERVE	0.70%	0.78%
Ohio Municipal Money Market Fund	RESERVE	0.70%	0.78%

On pages 27-28 of the Prospectus, the Annual and Cumulative Expense Examples are hereby deleted and replaced with the following information. These new examples are based on the expense ratios shown above.

MICHIGAN MUNICIPAL MONEY MARKET FUND	RESERVE
YEAR ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2006	$72	5.00%	4.30%	4.30%
October 31, 2007	$83	10.25%	8.70%	4.22%
October 30, 2008	$87	15.76%	13.29%	4.22%
October 31, 2009	$90	21.55%	18.07%	4.22%
October 31, 2010	$94	27.63%	23.05%	4.22%
October 31, 2011	$98	34.01%	28.24%	4.22%
October 30, 2012	$102	40.71%	33.66%	4.22%
October 31, 2013	$106	47.75%	39.30%	4.22%
October 31, 2014	$111	55.13%	45.18%	4.22%
October 31, 2015	$116	62.89%	51.30%	4.22%

OHIO MUNICIPAL MONEY MARKET FUND	RESERVE
YEAR ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2006	$72	5.00%	4.30%	4.30%
October 31, 2007	$83	10.25%	8.70%	4.22%
October 30, 2008	$87	15.76%	13.29%	4.22%
October 31, 2009	$90	21.55%	18.07%	4.22%
October 31, 2010	$94	27.63%	23.05%	4.22%
October 31, 2011	$98	34.01%	28.24%	4.22%
October 30, 2012	$102	40.71%	33.66%	4.22%
October 31, 2013	$106	47.75%	39.30%	4.22%
October 31, 2014	$111	55.13%	45.18%	4.22%
October 31, 2015	$116	62.89%	51.30%	4.22%

2

In the Financial Highlights section, the paragraph is hereby deleted and replaced with the following:

The Financial Highlights tables are intended to help you understand the Funds’ performance for the last five years or the period of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial information audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the representative Fund’s annual report, which is available upon request.

In addition, under the Financial Highlights section, the following financial information is hereby added for each Fund:

	2005		2005
	MICHIGAN MUNICIPAL MONEY MARKET FUND RESERVE SHARES		OHIO MUNICIPAL MONEY MARKET FUND RESERVE SHARES
NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000
Investment Operations:
Net Investment income (Loss)	0.011		0.011
Net realized Gains (Losses) on Investments	0.000		0.000	(A)
Total from Investment Operations	0.011		0.011
Distributions:
Net investment income	(0.011)		(0.011)
NET ASSET VALUE, END OF PERIOD	$1.000		$1.000
Total Return(C)	1.14%		1.14%
RATIOS/SUPPLEMENTARY DATA(D):
Net assets at end of period (000)	$41,308		$82,741
Ratio of net expenses to average net assets	0.72%	(B)	0.71%	(B)
Ratio of net investment income to average net assets	1.10%		1.17%
Ratio of gross expenses to average net assets	0.81%		0.77%

(A)	Amount is less than $0.001.

(B)	Effective February 19, 2005, the contractual expense limitation is 0.70%.

(C)	Not annualized for periods less than one year.

(D)	Annualized for periods less than one year.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

3